Organization and principal activities (Details Narrative) - $ / shares	1 Months Ended
	Jan. 31, 2026	Dec. 16, 2025	Mar. 31, 2026	Jan. 08, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2022	Jun. 01, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized					100
Common stock, par value					$ 0.0001
Exascale Labs Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized			1,500	1,500		1,500	1,500		1,500
Common stock, par value			$ 0.01			$ 0.01	$ 0.01	$ 0.01
Ordinary shares issued	50,000,000
Exascale Labs Inc. [Member] | Evana Alpha Pte. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued		1,000
New shares issued		1,000